Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Grant Date Fair Value for Stock Options is Estimated Using a Black-Scholes Option Valuation Model Using the Weighted-Average Assumptions	Grant date fair value for stock options is estimated using a Black-Scholes option valuation model using the weighted-average assumptions in the table below:
	Years ended December 31,
	2023	2022
Expected volatility	63.89%	57.68%
Dividend yield	0%	0%
Risk-free interest rate	4.28%	3.34%
Expected term in years	5.85	5.85

Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans	A summary of the Company’s stock option and restricted stock unit activity under its plans is as follows:
	Number of Shares Subject to Outstanding Stock Options	Weighted Average Exercise Price per Share	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2023	12,762	$340.32	9,615	$556.00
Granted	8,371	$6.96	14,919	$8.00
Released	—	—	(7,135)	$256.40
Cancelled or forfeited	(12,062)	$346.16	(313)	$23.28
Outstanding at June 30, 2024	9,071	$24.96	17,087	$212.40
A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:
	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	9,093	$425.44	7.12	-
Granted	2,143	$183.84		16,483	$634.32
Balance as of December 31, 2022	11,236	$379.36	8.10	16,483	$634.32
Granted	1,881	$103.28		938	$23.28
Released	-	-		(7,650)	$656.32
Canceled	(356)	$318.96		(156)	$708.80
Balance as of December 31, 2023	12,761	$340.32	7.41	9,615	$556.00
Exercisable at December 31, 2023	8,829	$389.28	6.86

Schedule of Stock-Based Compensation Expense Recognized	The following table sets forth stock-based compensation expense recognized for the three and six months ended June 30, 2024 and 2023:
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Research and development	$358	$378	$725	$750
Sales and marketing	34	58	77	116
General, and administrative	642	618	1,250	1,228
Total stock-based compensation expense	$1,034	$1,054	$2,052	$2,094
The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2023 and 2022:
	Years ended December 31,
	2023	2022
Research and development	$1,504	$995
Sales and marketing	217	117
General, and administrative	2,424	1,785
Total stock-based compensation expense	$4,145	$2,897